Inventory (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Inventory write-down	$ 300,000	$ 0	$ 0